Long-Term Incentive Plan Option Grant Awards (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Outstanding beginning balance (in shares)					200,000	0
Granted (in shares)			30,000	200,000	75,000	200,000
Vested (in shares)					0	0
Forfeited (in shares)					0	0
Outstanding ending balance (in shares)	275,000	200,000		200,000	275,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding beginning balance (in dollars per share)					$ 7.50	$ 0.00
Granted (in dollars per share)				$ 7.50	13.13	7.50
Vested (in dollars per share)					0.00	0.00
Forfeited (in dollars per share)					0.00	0.00
Outstanding ending balance (in dollars per share)	$ 9.03	$ 7.50	$ 12.00	7.50	9.03	7.50
Weighted-Average Grant Date Fair Value per Unit (in dollars per share)	$ 0.96	$ 0.33		$ 0.33	0.96	0.33	$ 0.00
Weighted-Average Grant Date Fair Value per Unit (in dollars per share)					$ 2.65	$ 0.33
Aggregate Intrinsic Value	$ 2,522	$ 118		$ 118	$ 2,522	$ 118	$ 0
Weighted Average Remaining Contractual Life	4 years 11 months 23 days	4 years 2 months 12 days